Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Operating Leases
Other information as it relates to the Company’s operating leases is as follows:

	Year Ended December 31,
	2021	2020
Weighted-average discount rate - operating leases	2.45%	4.07%
Weighted-average remaining lease term - operating leases	3.26 years	3.99 years

	Year Ended December 31,
	2021	2020	2019
Operating lease cost	$19,006	$19,486	$19,657
Variable lease cost	4,716	6,145	5,592
Sublease income - operating leases	(2,957)	(3,942)	(3,366)
Total net lease cost	$20,765	$21,689	$21,883

Cash paid for lease obligation	$19,858	$21,532	$21,545

Schedule of Operating Lease Maturities
As of December 31, 2021, the maturities of undiscounted operating lease liabilities of the Company are as follows:

Years Ending:	Operating Leases	Sublease Income	Net Payments
2022	$19,119	$616	$18,503
2023	13,670	307	13,363
2024	4,399	—	4,399
2025	2,864	—	2,864
2026	2,857	—	2,857
Thereafter	2,141	—	2,141
Total minimum lease payments	45,050	$923	$44,127
Less: Imputed Interest	(1,602)
Total lease liabilities	$43,448